Accounts payable and accrued liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
7.	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are as follows:

	June 30, 2026	December 31, 2025
Accounts payable	$1,241	$1,561
Accrued payroll liabilities	1,445	1,949
Other accrued liabilities	2,221	1,623
	$4,907	$5,133

7.	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are as follows:

	As of December 31
	2025	2024
Accounts payable	$1,561	$2,851
Accrued payroll liabilities	1,949	3,668
Other accrued liabilities	1,623	2,443
	$5,133	$8,962